OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2024	2023
Deferred charter revenue	15,691	22,840
Payroll and employee tax	555	680
Bunker obligations on time charter out contracts	2,227	3,733
Other current liabilities	2,821	6
Total other current liabilities	21,294	27,259